29. OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
Operating Segments
29. OPERATING SEGMENTS

a)       Information per segments as of December 31, 2018:

a) General information on profit or loss, assets and liabilities	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Revenue from external customers	573,699,235	40,429,670	—	614,128,905
Depreciation included in cost of sales and administrative expenses	24,908,612	3,331	—	24,911,943
Amortization	385,228	—	720,153	1,105,381
Net income before taxes	59,853,087	1,642,364	—	61,495,451
Segment assets	1,095,541,156	13,140,614	37,486,337	1,146,168,107
Segment liabilities	122,912,961	1,420,520	449,681,382	574,014,863

b) Revenue from external customers by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	66,597,602	40,429,670	—	107,027,272
Europe	213,300,943	—	—	213,300,943
United States of America	96,818,043	—	—	96,818,043
South America	50,515,796	—	—	50,515,796
Asia	69,184,455	—	—	69,184,455
Canada	34,925,457	—	—	34,925,457
Central America	39,448,301	—	—	39,448,301
Other	1,142,370	—	—	1,142,370
Africa	1,766,268	—	—	1,766,268
Total revenue	573,699,235	40,429,670	—	614,128,905

c) Non-current assets by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	383,482,695	27,210,150	—	410,692,845
Argentina	28,922,884	—	—	28,922,884
England	196,768	—	—	196,768
Brazil	1,844,329	—	—	1,844,329
Asia	145,772	—	—	145,772
China	32,211,433	—	—	32,211,433
United States of America	103,150,886	—	—	103,150,886
Mexico	490,367	—	—	490,367
Canada	649,241	—	—	649,241
Africa	16,351	—	—	16,351
France	1,362	—	—	1,362
Total non current assets	551,112,088	27,210,150	—	578,322,238

d) Interests, taxes and non-current assets	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Interest and other finance income	924,066	—	—	924,066
Interest expenses and other finance expense	—	—	11,647,790	11,647,790
Income taxes	—	—	11,394,118	11,394,118
Additions of property, plant and equipment	29,032,979	5,790	—	29,038,769

e) Equity-acounted investees	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Investment in associates	20,366,090	896,849	—	21,262,939
Equity in earnings of associates	2,549,617	28,580	—	2,578,197

f) Additions of property, plant and equipment by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	22,668,634	5,790	—	22,674,424
Argentina	3,273,635	—	—	3,273,635
England	3,459	—	—	3,459
Brazil	3,458	—	—	3,458
Asia	9,448	—	—	9,448
United States of America	3,074,345	—	—	3,074,345
Total	29,032,979	5,790	—	29,038,769

Cash flows by segment as of December 31, 2018	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Cash flows from (used in) operating activities	33,880,575	2,394,130	—	36,274,705
Cash flows from (used in) investing activities	(37,448,891)	(2,646,281)	—	(40,095,172)
Cash flows from (used in) financing activities	7,178,588	507,265	—	7,685,853
Total	3,610,272	255,114	—	3,865,386

b)       Information per segments as of December 31, 2017:

a) General information on profit or loss, assets and liabilities	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Revenue from external customers	555,239,875	58,275,482	—	613,515,357
Depreciation included in cost of sales and administrative expenses	23,242,536	3,331	—	23,245,867
Amortization	428,176	—	680,586	1,108,762
Net income before taxes	60,832,794	2,877,414	—	63,710,208
Segment assets	1,010,492,430	14,527,037	31,807,120	1,056,826,587
Segment liabilities	113,722,914	6,932,902	384,937,535	505,593,351

b) Revenue from external customers by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	62,886,112	58,275,482	—	121,161,594
Europe	188,048,093	—	—	188,048,093
United States of America	106,860,196	—	—	106,860,196
South America	59,454,397	—	—	59,454,397
Asia	76,719,288	—	—	76,719,288
Canada	20,196,964	—	—	20,196,964
Central America	36,811,064	—	—	36,811,064
Other	1,795,743	—	—	1,795,743
Africa	2,468,018	—	—	2,468,018
Total revenue	555,239,875	58,275,482	—	613,515,357

c) Non-current assets by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	401,861,667	5,538,174	—	407,399,841
Argentina	25,378,661	—	—	25,378,661
England	211,246	—	—	211,246
Brazil	2,297,040	—	—	2,297,040
Asia	8,949	—	—	8,949
China	114,075	—	—	114,075
United States of America	88,439,566	—	—	88,439,566
Mexico	492,775	—	—	492,775
Canada	600,207	—	—	600,207
Africa	5,566	—	—	5,566
France	(28,727)	—	—	(28,727)
Total non current assets	519,381,025	5,538,174	—	524,919,199

d) Interests, taxes and non-current assets	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Interest and other finance income	570,531	—	—	570,531
Interest expenses and other finance expense	—	—	9,985,677	9,985,677
Income taxes	—	—	13,719,788	13,719,788
Additions of property, plant and equipment	50,798,473	11,668	—	50,810,141

e) Equity-acounted investees	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Investment in associates	21,819,709	—	—	21,819,709
Equity in earnings of associates	3,066,948	187,653	—	3,254,601

f) Additions of property, plant and equipment by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	45,546,406	11,668	—	45,558,074
Argentina	4,746	—	—	4,746
England	57,104	—	—	57,104
Brazil	85,100	—	—	85,100
Mexico	98,620	—	—	98,620
Asia	11,625	—	—	11,625
United States of America	4,994,872	—	—	4,994,872
Total	50,798,473	11,668	—	50,810,141

g) Cash flows by segment as of December 31, 2017	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Cash flows from (used in) operating activities	18,177,523	1,819,751	—	19,997,274
Cash flows from (used in) investing activities	(46,752,756)	(4,680,419)	—	(51,433,175)
Cash flows from (used in) financing activities	14,826,780	1,484,309	—	16,311,089
Total	(13,748,453)	(1,376,359)	—	(15,124,812)

c)       Information per segments as of December 31, 2016:

a) General information on profit or loss, assets and liabilities	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Revenue from external customers	570,128,473	58,443,556	—	628,572,029
Depreciation included in cost of sales and administrative expenses	21,392,619	3,928	—	21,396,547
Amortization	439,454	—	680,201	1,119,655
Net income before taxes	65,203,456	868,551	—	66,072,007
Segment assets	982,795,950	11,007,244	22,035,392	1,015,838,586
Segment liabilities	117,287,107	7,879,284	372,965,575	498,131,966

b) Revenue from external customers by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	61,351,926	58,443,556	—	119,795,482
Europe	197,089,906	—	—	197,089,906
United States of America	114,279,268	—	—	114,279,268
South America	61,469,070	—	—	61,469,070
Asia	71,482,860	—	—	71,482,860
Canada	20,410,867	—	—	20,410,867
Central America	39,404,254	—	—	39,404,254
Other	1,616,276	—	—	1,616,276
Africa	3,024,046	—	—	3,024,046
Total revenue	570,128,473	58,443,556	—	628,572,029

c) Non-current assets by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	364,430,873	11,520	—	364,442,393
Argentina	27,248,552	—	—	27,248,552
England	105,754	—	—	105,754
Brazil	6,176,484	—	—	6,176,484
Asia	170,720	—	—	170,720
United States of America	96,226,236	—	—	96,226,236
Mexico	469,304	—	—	469,304
Canada	504,049	—	—	504,049
Africa	4,194	—	—	4,194
France	21,713	—	—	21,713
Total non current assets	495,357,879	11,520	—	495,369,399

d) Interests, taxes and non-current assets	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Interest and other finance income	970,651	—	—	970,651
Interest expenses and other finance expense	—	—	10,305,449	10,305,449
Income taxes	—	—	17,542,419	17,542,419
Additions of property, plant and equipment	47,285,292	3,855	—	47,289,147

e) Equity-acounted investees	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Investment in associates	20,670,689	2,762,750	—	23,433,439
Equity in earnings of associates	4,319,139	191,933	—	4,511,072

f) Additions of property, plant and equipment by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	37,996,346	3,855	—	38,000,201
Argentina	4,796,942	—	—	4,796,942
England	36,886	—	—	36,886
Brazil	41,110	—	—	41,110
Asia	38,939	—	—	38,939
United States of America	4,375,069	—	—	4,375,069
Total	47,285,292	3,855	—	47,289,147

g) Cash flows by segment as of December 31, 2016	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Cash flows from (used in) operating activities	39,571,364	4,296,295	—	43,867,659
Cash flows from (used in) investing activities	(27,150,609)	(3,086,448)	—	(30,237,057)
Cash flows from (used in) financing activities	5,278,772	514,180	—	5,792,952
Total	17,699,527	1,724,027	—	19,423,554